Supplemental Cash Flow Information - Schedule of Supplemental Cash Payments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Exercise of stock options	$ 3	$ 2
Common share dividends payable	0	22
Net right-of-use assets obtained in exchange for new operating lease liabilities	(56)	(38)
Net right-of-use assets obtained in exchange for new finance lease liabilities	(14)	(10)
Capital expenditures included in accounts payable and accrued liabilities	6	33
Interest paid (net of capitalized interest)	304	279
Income taxes paid	$ 17	$ 69